Property, Plant and Equipment (Details) - USD ($)	Jun. 30, 2016	Jun. 30, 2015
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	$ 75,667,390	$ 86,438,934
Less: Accumulated depreciation	(24,602,825)	(21,178,480)
Property, plant and equipment, net	51,064,565	65,260,454
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	13,108,283	13,480,382
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	57,207,298	53,540,780
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	329,540	1,911,054
Plant and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	4,454,496	13,409,412
Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	83,221	97,151
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	$ 484,552	$ 4,000,155